OTHER RECEIVABLES AND DEPOSITS (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
OTHER RECEIVABLES AND DEPOSITS
	March 31,	December 31,
	2016	2015
Other receivables	$10,295	$9,431
Deposits	39,232	35,942
Total	$49,527	$45,373